Exhibit 99.1

SHAP 2018-1, LLC CFMT 2022-AB2 Due Diligence Review

February 2, 2022

This document is protected under the copyright laws of the United States and other countries as an unpublished work. This document contains information that is proprietary and confidential to American Mortgage Consultants, Inc. or its technical alliance partners, which shall not be disclosed outside or duplicated, used, or disclosed in whole or in part for any purpose other than to evaluate American Mortgage Consultants, Inc. Any use or disclosure in whole or in part of this information without the express written permission of American Mortgage Consultants, Inc. is prohibited.

© 2020 American Mortgage Consultants, Inc. (Unpublished). All rights reserved.

SHAP 2018-1 LLC, CFMT 2022-AB2 Due Diligence

Review Results

Summary

AMC Diligence, LLC (“AMC”) reviewed a population of 1,300 Home Equity Conversion Mortgage loans (“HECMs” and the “Securitization Population”) owned by SHAP 2018-1, LLC (“SHAP” or “Client”). Sample selections from the Securitization Population were grossed up by 20% from original statistical sample sizes to preserve levels of statistical significance in the event of drops from the securitization population after due diligence commencement. The original population for securitization was reduced from 1,300 HECMs to 1,077 HECMs after sample selections were made and due diligence commenced. The two hundred twenty-three (223) drops were requested by SHAP 2018-1, LLC. Population reductions within each procedure tested may have altered overall statistical samples because of dropped loans after sampling was completed. Samples sizes and exceptions identified within the procedures below have excluded dropped loans.

The Securitization Population is sub-serviced by Compu-Link Corporation dba Celink (“Celink”) or PHH Mortgage Corporation (“PHH”). The due diligence review performed on the Securitization Population included a review of documentation and images provided by the sub-servicers, validation of key servicing system data, and confirmation of FHA Mortgage Insurance as of November 30, 2021 (the “Cut-off Date”). It also included title and lien searches on the Securitization Population. The procedures followed during AMC’s review (the “Review”) and the results of the Review are detailed below. Exceptions identified within the procedures below reflect HECMs remaining in the Securitization Population as of the date of this report.

Procedures

1.	Obtain a data tape from SHAP with respect to the Securitization Population, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

a.	If the below fields in the sub-servicer’s servicing system of record agree to the data tape.
•	MIP Rate
•	Current UPB
•	Current Interest Rate
•	Loan Status
•	Borrower 1 First Name
•	Borrower 1 Last Name
•	Borrower 1 DOB
•	Borrower 2 First Name
•	Borrower 2 Last Name
•	Borrower 2 DOB
•	Current Life Expectancy Set-Aside Amount
•	Property City
•	Property State
•	Property Zip
•	Property Unit Count
•	Property Type

AMC was provided direct access to each sub-servicer’s servicing system to review the data elements in the sub-servicing system of record.

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MIP Rate

From a sample of 291 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the MIP Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There was one (1) exception identified which was due to missing data in the servicing system to verify the data.

Current UPB

From a sample of 291 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the current UPB represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were nine (9) exceptions identified of which one (1) exception was due to missing data in the servicing system to verify the data.

Current Interest Rate

From a sample of 291 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Interest Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There was one (1) exception identified.

Loan Status

From a sample of 291 HECMs, AMC reviewed the servicing system screenshot or servicing system and compared the loan status represented in the screen shot or servicing system as of the Cut-off Date to the loan status represented in the data tape. There were no exceptions identified.

Borrower 1 First Name

From a sample of 291 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions identified.

Borrower 1 Last Name

From a sample of 291 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions identified.

Borrower 1 DOB

From a sample of 291 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were seven (7) exceptions identified of which two (2) exceptions were due to missing data in the servicing system to verify the data.

Borrower 2 First Name

From a sample of 291 HECMs, AMC identified 131 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 131 HECMs and compared the Borrower 2 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions identified.

Borrower 2 Last Name

From a sample of 291 HECMs, AMC identified 131 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 131 HECMs and compared the Borrower 2 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions identified.

Borrower 2 DOB

From a sample of 291 HECMs, AMC identified 131 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 131 HECMs and compared the Borrower 2 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were eight (8) exceptions identified of which two (2) exceptions were due to missing data in the servicing system to verify the data.

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Current Life Expectancy Set-Aside Amount

From a sample of 291 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Life Expectancy Set-Aside Amount represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions identified.

Property City

From a sample of 291 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property City represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions identified.

Property State

From a sample of 291 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property State represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions identified.

Property Zip

From a sample of 291 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Zip represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions identified.

Property Unit Count

From a sample of 291 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Unit Count represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were two hundred thirty (230) exceptions identified of which two hundred twenty-four (224) were due to missing data in the servicing system to verify the data, two (2) of which were where the data tape differed from the servicing system and four (4) of which where the data tape did not provide a value.

Property Type

From a sample of 291 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Type represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There was one (1) exception identified which was due to missing data in the servicing system.

b.	If the below fields from the original document of record, HUD’s “HERMIT” system, HUD documents or combination of systems agree with the data tape.
•	Max Claim Amount
•	Original Note Rate
•	Margin (on adjustable rate loans)
•	Index (on adjustable rate loans)
•	Debenture Rate
•	Closing Date
•	FHA Case Number

Max Claim Amount

From a sample of 291 HECMs, AMC reviewed HERMIT screen shots or FHA Loan Summary reports from the sub-servicers and compared the Max Claim Amount represented in the document to the data tape provided by SHAP. There were two (2) exceptions identified.

Original Note Rate

From a sample of 291 HECMs, AMC reviewed the original Note. AMC compared the Note Rate represented in the Note to the Note Rate on the data tape provided by SHAP. There were two (2) exceptions identified for which the Note could not be provided to confirm the Note Rate per the data tape.

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Margin (on adjustable rate HECMs)

From a sample of 291 HECMs, AMC identified 116 HECMs with adjustable-rate features. AMC reviewed the Original Note retrieved from sub-servicer’s servicing systems for the 116 HECMs. AMC compared the Margin represented in the Note to the Margin represented in the data tape provided by SHAP. There were no exceptions identified.

Index (on adjustable rate HECMs)

From a sample of 291 HECMs, AMC identified 116 HECMs with adjustable-rate features. AMC reviewed the Original Note retrieved from Celink’s servicing systems for the 116 HECMs. AMC compared the Index represented in the Note to the Index represented in the data tape provided by SHAP. There was one (1) exception identified.

Debenture Rate

From a sample of 291 HECMs, AMC reviewed HERMIT screen shots or FHA Loan Summary reports from the sub-servicers to determine the endorsement date and looked up the corresponding debenture interest rate to Mortgagee Debenture Interest Rates published by HUD. AMC compared the debenture rate to the data tape. There were five (5) exceptions identified.

Closing Date

From a sample of 291 HECMs, AMC reviewed HERMIT screen shots, FHA Loan Summary reports, or HUD settlement documents from the sub-servicers to determine the closing date recognized by HUD and compared the date to the data tape. There were no exceptions identified.

FHA Case Number

From a sample of 291 HECMs, AMC reviewed HERMIT screen shots or FHA Loan Summary reports and compared the FHA Case Number to the data tape provided by SHAP. There were no exceptions identified.

2.	Obtain and review FHA reporting from SHAP and determine that all HECMs have FHA insurance coverage.

AMC evaluated FHA coverage on 1,077 assets in the Securitization Population. On January 7, 2021, AMC observed PHH via webcast retrieve an Excel export report of all SHAP loans it services within the HERMIT system which included current endorsement status. While under continued observation, PHH removed the loans not included in the Securitization Population from the Excel export report. PHH then saved and transmitted the report directly to AMC for review. Celink provided screen shots from the HERMIT system or FHA Loan Summary reports to support the endorsement status. There were no exceptions identified.

3.	Obtain a data tape from SHAP with respect to the Securitization Population, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the primary borrower was sixty-two (62) years of age or older at the time of closing based upon documents validating age in the imaging system.

From a sample of 291 HECMs in the Securitization Population, AMC reviewed imaged HECM loan files to verify a proof of age was provided by the borrower at origination and was available in the imaged loan file and the borrower was sixty-two (62) years of age or older at the time of closing. AMC identified three (3) exceptions where no proof of age was provided in the imaged loan file, or the documentation provided was illegible. There were no other exceptions identified.

4.	Identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if each selected loan included the following loan documents:
a.	1004 Appraisal
b.	1009 Application
c.	1st Note
d.	1st Security Instrument
e.	2nd Note

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f.	2nd Security Instrument
g.	Addendum to URLA (HUD -92900-A)
h.	HUD-1
i.	Loan Agreement
j.	Payment Plan
k.	Schedule of Closing Costs
l.	Final Title Policy

From a sample of 291 HECMs in the Securitization Population, AMC reviewed the imaged file to determine if documents were present and executed (where applicable). AMC’s summary of document findings is below.

Document Name	Tested Securitization Population	Incomplete Documents	Missing Documents	Total Exceptions	% of Sample HECM Population with Exceptions
a. Appraisal	291	0	8	8	2.75%
b. 1009 Application	291	8	2	10	3.44%
c. 1st Note	291	0	1	1	0.34%
d. 1st Security Instrument	291	0	0	0	0.00%
e. 2nd Note	291	0	13	13	4.47%
f. 2nd Security Instrument	291	0	7	7	2.41%
g. Addendum to URLA (HUD -92900-A)	291	4	7	11	3.78%
h. HUD-1	291	1	1	2	0.69%
i. Loan Agreement	291	0	4	4	1.37%
j. Payment Plan	291	0	0	0	0.00%
k. Schedule of Closing Costs	291	0	13	13	4.47%
l. Final Title Policy	291	0	8	8	2.75%

SHAP 2018-1, LLC has stated that it expects to retrieve any applicable Security Instruments, Senior Lien Note, Second Lien Note, and Final Title Policies from county recorder offices or from its document custodian by the time they may be required for future servicing administration or HUD assignment; however, this will not be included in AMC’s due diligence review and AMC does not make any representations or provide any warranties that such document retrieval will be successful.

title REVIEW results SUMMARY

As requested by the Client, an AMC Title Diligence Review and/or Black Knight lien search was included in AMC’s scope of review on all 1077 HECMs in the Securitization Population. 431 HECMs received an AMC Title Diligence Review utilizing a current owner’s title search and supporting materials provided by the Client. 646 HECMs received a Black Knight Lien Alert report.

SUMMARY (1077 HECMs)

AMC Diligence Title Review Summary (431 HECMs)

To facilitate the title review on the HECMs, the Client provided AMC with identifying data on 431 HECMs. Data provided by the client, included mortgage loan and servicer identification numbers as well as subject property address, borrower names, origination date, original mortgage loan amount for the subject mortgage and title policies from origination as it relates to the subject mortgage. Using the data provided, AMC ordered a current owner’s title search on these mortgage loans through a service provider. Upon receipt and review of the current owner’s title search results, AMC identified whether or not the title search report revealed any liens and/or judgments which could affect the seniority of the subject mortgage, including potentially superior post origination liens and/or judgments as well as subject mortgage not of record.

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For the purposes of identifying potentially superior post-origination homeowners’ association (“HOA”) liens, the Client has vetted and approved for use a list of states prepared by outside counsel for which potentially superior post origination HOA liens may take priority over the subject mortgage. The states identified by the Client to be super lien states are: AL, AK, CO, CT, DC, DE, FL, HI, IL, MA, MD, MN, MO, NV, NH, NJ, OR, PA, RI, TN, VA, VT, WA, and WV. AMC reviewed the title policies for all liens and/or judgments that were recorded before the recordation of the subject mortgage to determine if any identifiable liens and/or judgments were listed as an exception on Schedule B of the applicable title policies. There were no HECMs that were determined to have critical findings based on the scope of reviews set forth herein.

BLACK KNIGHT SUMMARY (646 HECMs)

As part of the due diligence services, the Client provided AMC with identifying data on 646 HECMs and a Black Knight Lien Alert was obtained for these assets.  The title evidence obtained indicated that there were no critical exceptions related to lien position on these 646 mortgage loans.

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